Provisions	12 Months Ended
Dec. 31, 2018
Provisions
Provisions

21. Provisions

	At December 31,
	2018	2017
	$'m	$'m
Current	83	70
Non-current	38	44
	121	114

		Other	Total
	Restructuring	provisions	provisions
	$'m	$'m	$'m
At January 1, 2017	23	110	133
Provided	12	26	38
Released	(2)	(31)	(33)
Paid	(10)	(21)	(31)
Exchange	2	5	7
At December 31, 2017	25	89	114
Provided	39	103	142
Released	(17)	(24)	(41)
Paid	(26)	(67)	(93)
Exchange	(1)	—	(1)
At December 31, 2018	20	101	121

The restructuring provision relates to redundancy and other restructuring costs. Other provisions relate to probable environmental claims, customer quality claims, onerous leases  and specifically in Glass Packaging North America, workers’ compensation provisions.

The provisions classified as current are expected to be paid in the next twelve months. The majority of the restructuring provision is expected to be paid in 2019. The remaining balance represents longer term provisions for which the timing of the related payments is subject to uncertainty.